Other Noncurrent Liabilities	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Other Noncurrent Liabilities
Other Noncurrent Liabilities
Other noncurrent liabilities consisted of the following:

	December 31, 2016	December 31, 2015
	(in millions)
Accrued straight-line rent	$5	$10
Reserve for underground storage tank removal	14	13
Reserve for environmental remediation, long-term	35	29
Unfavorable lease liability	12	14
Others	30	37
Total	$96	$103

We record an asset retirement obligation for the estimated future cost to remove underground storage tanks. Revisions to the liability could occur due to changes in tank removal costs, tank useful lives or if federal and/or state regulators enact new guidance on the removal of such tanks. Changes in the carrying amount of asset retirement obligations for the years ended December 31, 2016 and 2015 were as follows:

	Year Ended December 31
	2016	2015
	(in millions)
Balance at beginning of year	$13	$12
Liabilities incurred	—	—
Accretion expense	1	1
Balance at end of year	$14	$13